Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 30, 2010

to the Prospectus for Class A, B, C and R Shares of Allianz Funds

Dated November 1, 2009

The following changes are effective April 1, 2010:

Disclosure Related to Allianz Funds

Within each Fund Summary in the Prospectus, the second sentence in the section entitled “Fees and Expenses of the Fund” is hereby revised as follows:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz and PIMCO.

Disclosure Related to Allianz RCM Global Small-Cap Fund

Within the Fund Summary relating to the Allianz RCM Global Small-Cap Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Louise M. Lauferweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap equity strategies, has managed the Fund since 2010 and is the Lead Portfolio Manager.

Timothy McCarthy, CFA, Assistant Portfolio Manager and Analyst, has managed the Fund since 2010.

The information relating to the Allianz RCM Global Small-Cap Fund contained in the table under “Management of the Funds – Sub-Advisers – RCM” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Global Small-Cap Fund	Louise M. Lauferweiler, CFA (Lead)	2010	Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap equity strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity portfolios. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist in San Francisco, California.

	Timothy McCarthy, CFA	2010	Assistant Portfolio Manager and Analyst. Mr. McCarthy joined the Small Cap team in 2005. He has primary responsibility for the Financial Services sector and also has responsibility for all quantitative areas within the Small Cap team. Prior to joining the Small Cap team, Mr. McCarthy was a member of the Quantitative Analytics & Risk Strategy Group where he supported the firm’s equity portfolio

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
management process in all quantitative areas. Prior to joining RCM in 2003, Mr. McCarthy worked at FactSet Research Systems in Greenwich, Connecticut as a Portfolio Product Specialist. He received a B.S. in Business Administration, with a concentration in Finance, from the University of Vermont, is a CFA charterholder, and is a member of the Security Analysts of San Francisco.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 30, 2010

to the Prospectus for Institutional Class, Class P, Administrative Class and Class D Shares of Allianz Funds

Dated November 1, 2009

The following changes are effective April 1, 2010:

Disclosure Related to Allianz Funds

Within each Fund Summary in the Prospectus, the subsection entitled “Purchase and Sale of Fund Shares” is hereby revised to reflect that the minimum initial investment in the Fund is reduced from $5 million to $1 million for Institutional Class, Class P and Administrative Class shares.

The section entitled “How to Buy and Sell Shares – Investment Minimums” in the Prospectus is revised to reflect that the minimum initial investment in each Fund is reduced from $5 million to $1 million for Institutional Class, Class P and Administrative Class shares.

Disclosure Related to Allianz RCM Global Small-Cap Fund

Within the Fund Summary relating to the Allianz RCM Global Small-Cap Fund in the Prospectus, the subsection entitled “Management of the Fund – Portfolio Managers” is hereby restated in its entirety as follows:

Louise M. Lauferweiler, CFA, Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap equity strategies, has managed the Fund since 2010 and is the Lead Portfolio Manager.

Timothy McCarthy, CFA, Assistant Portfolio Manager and Analyst, has managed the Fund since 2010.

The information relating to the Allianz RCM Global Small-Cap Fund contained in the table under “Management of the Funds – Sub-Advisers – RCM” in the Prospectus is hereby restated in its entirety as follows:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
RCM Global Small-Cap Fund	Louise M. Lauferweiler, CFA (Lead)	2010	Director, Chief Investment Officer for U.S. Mid Cap Equities and U.S. Small Cap equity strategies. She has senior portfolio management responsibilities for both mid cap and small cap equity portfolios. She also worked for five years in the RCM research department as an associate in the financial services and cyclical sectors. Prior to joining RCM in 1982, Ms. Laufersweiler worked at Hambrecht and Quist in San Francisco, California.

	Timothy McCarthy, CFA	2010	Assistant Portfolio Manager and Analyst. Mr. McCarthy joined the Small Cap team in 2005. He has primary responsibility for the Financial Services sector and also has responsibility for all quantitative areas within the Small Cap team. Prior to joining the Small Cap team, Mr. McCarthy was a member of the Quantitative Analytics & Risk Strategy

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
Group where he supported the firm’s equity portfolio management process in all quantitative areas. Prior to joining RCM in 2003, Mr. McCarthy worked at FactSet Research Systems in Greenwich, Connecticut as a Portfolio Product Specialist. He received a B.S. in Business Administration, with a concentration in Finance, from the University of Vermont, is a CFA charterholder, and is a member of the Security Analysts of San Francisco.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 30, 2010

to the Statement of Additional Information (“SAI”)

Dated November 1, 2009

The following changes are effective April 1, 2010:

Disclosure Related to Allianz Funds

The subsection entitled “Purchases, Exchanges and Redemptions” in the section entitled “Distribution of Trust Shares” in the SAI is hereby revised to reflect that the minimum initial investment in each Fund is reduced from $5 million to $1 million for Institutional Class, Class P and Administrative Class shares. The subsection is also revised to reflect that the minimum initial investment for single defined contribution plans is $100,000, unless the plan has 250 eligible participants or is associated with an existing plan that meets the minimum investment criteria.

Disclosure Related to Allianz RCM Global Small-Cap Fund

The information relating to the Allianz RCM Global Small-Cap Fund (the “Fund”) in the subsection captioned “RCM” in the section entitled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” in the SAI is hereby restated in its entirety to indicate Louise M. Lauferweiler and Timothy McCarthy’s other accounts managed information and ownership of securities of the Fund as of February 28, 2010.

Other Accounts Managed

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Louise M. Lauferweiler	2	14.5	15	592	1	40
Timothy McCarthy	0	0	0	0	0	0

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Louise M. Lauferweiler	0	0	0	0	0	0
Timothy McCarthy	0	0	0	0	0	0

Securities Ownership

RCM Global Small-Cap Fund	Dollar Range of Equity Securities
Louise M. Lauferweiler	None
Timothy McCarthy	None